SEC Schedule IV Mortgage Loans on Real Estate RollForward (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Investment in Movement in Mortgage Loans on Real Estate [Roll Forward]
Beginning Balance	$ 469,673,314
New mortgage loans	88,119,821	$ 14,410,706
PIK interest	0	224,197	$ 1,000,028	$ 2,937,909
Provision for loan losses	(50,296)	(276,020)	(10,904,163)	(3,738,758)
Amortization of premiums	(15,348)	(15,348)
Realized loss on loan repayments			517,989	0
Ending Balance			469,673,314
Real Estate Loan
Investment in Movement in Mortgage Loans on Real Estate [Roll Forward]
Beginning Balance	$ 469,673,314	$ 422,280,515	422,280,515
New mortgage loans			252,437,733
PIK interest			1,955,109
Accrual, payment and accretion of investment-related fees and other, net			1,397,519
Collections of Principal			(196,780,456)
Provision for loan losses			(10,904,163)
Amortization of premiums			(61,390)
Realized loss on loan repayments			(651,553)
Ending Balance			$ 469,673,314	$ 422,280,515